LONG-TERM DEBT (Details Narrative) (Lease Agreements [Member], USD $)	12 Months Ended
Jun. 30, 2014
Lease Agreements [Member]
Liabilities Assumed	$ 22,360
Acquisition Cost	149,079
Payable Assumed	743,600
Monthly Payments Due	5,930
Interest Rate	7.99%
Annual Expected Lease Revenue	$ 51,137